Deferred Tax Balances (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Tax Balances [Abstract]
Schedule of Deferred Tax Balances
	December 31, 2024	December 31, 2023
	EUR	EUR
The balance comprises temporary differences attributable to:
UYBA deferred tax liability	—	6,647
	—	6,647

Schedule of Deferred Tax

Deferred Tax

	[EUR]
	Brera Holdings	UYBA	Brera Milano	FKAP	Consol P&L Adjusting items	Total
Net Loss before taxes	3,224,458	578,869	671,629	196,483	418,559	5,089,998
Non-deductible for tax purposes	1,170,033	134,219	358,700	15,751	-	1,678,703
Net Loss post Non-deductibles	2,054,425	444,650	312,929	180,732	418,559	3,411,295
Tax Rate	13%	24%	24%	10%	13%
Income tax recovery at statutory rates	256,803	106,716	75,103	18,073	52,320	509,015
Effect of tax rate change	-	-	-	-	-	-
Effect of rate difference	-	-	-	-	-	-
Total Deferred Tax Assets	256,803	106,716	75,103	18,073	52,320	509,015
Unrecognized Deferred Tax Assets	256,803	106,716	75,103	18,073	52,320	509,015
Net Deferred Tax Assets Recognized	-	-	-	-	-	-

Schedule of Current Tax Expense

B. Reconciliation of current tax Expense with the reported date is as follows:

	[EUR]	[EUR]
	31-Dec-24	31-Dec-23
Net Loss before taxes	5,089,998	4,870,580
Non-deductible for tax purposes	-	-
Net Loss post non-deductibles	5,089,998	4,870,580
Expected income tax (recovery)/payable – Ireland	(309,123)	-
Expected income tax (recovery)/payable – Italy	(181,819)	41,137
Expected income tax (recovery)/payable – North Macedonia	(18,073)	-
Expected income tax (recovery)/payable – Total	(509,015)	-
Tax loss not recognized	-	(52)
Reversal of opening provision for tax	(41,137)
Unrecognized Deferred Tax Assets	509,015	-
Current tax expenses	(41,137)	41,085